AB Large Cap Value Fund

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Financials – 21.1%
Banks – 7.9%
Bank of America Corp.	209,762	$9,670,028
First Citizens BancShares, Inc./NC - Class A	2,007	4,110,456
M&T Bank Corp.	21,159	4,056,604
Wells Fargo & Co.	233,196	18,263,911

		36,100,999

Capital Markets – 6.6%
Charles Schwab Corp. (The)	186,028	14,794,807
CME Group, Inc.	23,686	6,010,796
Morgan Stanley	69,833	9,295,471

		30,101,074

Financial Services – 4.8%
Corebridge Financial, Inc.	253,320	8,785,137
Fiserv, Inc.(a)	54,836	12,924,297

		21,709,434

Insurance – 1.8%
Progressive Corp. (The)	28,511	8,040,102

		95,951,609

Health Care – 16.3%
Biotechnology – 1.4%
AbbVie, Inc.	29,927	6,255,641

Health Care Equipment & Supplies – 1.5%
Medtronic PLC	73,390	6,753,348

Health Care Providers & Services – 7.8%
Encompass Health Corp.	82,473	8,258,846
Labcorp Holdings, Inc.	50,755	12,741,535
UnitedHealth Group, Inc.	30,826	14,641,117

		35,641,498

Life Sciences Tools & Services – 3.0%
ICON PLC(a)	20,121	3,823,392
Thermo Fisher Scientific, Inc.	19,031	10,066,638

		13,890,030

Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co.	84,354	5,029,185
Merck & Co., Inc.	71,675	6,612,019

		11,641,204

		74,181,721

Industrials – 15.0%
Aerospace & Defense – 2.1%
RTX Corp.	71,018	9,444,684

Air Freight & Logistics – 1.3%
CH Robinson Worldwide, Inc.	60,447	6,142,624

Company	Shares	U.S. $ Value

Building Products – 1.1%
Builders FirstSource, Inc.(a)	36,906	$5,129,565

Electrical Equipment – 2.2%
Eaton Corp. PLC	21,275	6,240,383
Sensata Technologies Holding PLC	123,929	3,575,351

		9,815,734

Ground Transportation – 0.5%
ArcBest Corp.	27,727	2,184,056

Machinery – 6.7%
CNH Industrial NV	465,032	5,989,612
Deere & Co.	15,298	7,355,126
PACCAR, Inc.	60,892	6,530,058
Pentair PLC	78,485	7,393,287
Stanley Black & Decker, Inc.	38,468	3,328,636

		30,596,719

Professional Services – 1.1%
Robert Half, Inc.	87,265	5,156,489

		68,469,871

Consumer Discretionary – 8.1%
Hotels, Restaurants & Leisure – 2.5%
McDonald’s Corp.	36,560	11,272,545

Specialty Retail – 4.1%
AutoZone, Inc.(a)	1,381	4,823,847
Bath & Body Works, Inc.	64,619	2,341,146
Lowe’s Cos., Inc.	46,807	11,638,093

		18,803,086

Textiles, Apparel & Luxury Goods – 1.5%
Tapestry, Inc.	79,081	6,755,099

		36,830,730

Information Technology – 7.2%
Semiconductors & Semiconductor Equipment – 2.6%
Lam Research Corp.	60,242	4,622,971
NXP Semiconductors NV	33,594	7,242,530

		11,865,501

Software – 3.1%
Gen Digital, Inc.	250,729	6,852,423
Oracle Corp.	43,010	7,142,241

		13,994,664

Technology Hardware, Storage & Peripherals – 1.5%
Sandisk Corp./DE(a)	35,908	1,682,306
Western Digital Corp.(a)	107,725	5,270,984

		6,953,290

		32,813,455

Company	Shares	U.S. $ Value

Energy – 7.1%
Energy Equipment & Services – 2.8%
Baker Hughes Co.	288,152	$12,848,698

Oil, Gas & Consumable Fuels – 4.3%
Cameco Corp.	80,794	3,558,168
EOG Resources, Inc.	68,076	8,641,567
Exxon Mobil Corp.	63,627	7,083,594

		19,283,329

		32,132,027

Communication Services – 6.7%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	240,890	8,643,133

Entertainment – 3.0%
Walt Disney Co. (The)	117,504	13,371,955

Wireless Telecommunication Services – 1.8%
T-Mobile US, Inc.	31,024	8,366,863

		30,381,951

Consumer Staples – 6.4%
Beverages – 1.2%
Coca-Cola Co. (The)	80,211	5,711,825

Consumer Staples Distribution & Retail – 3.7%
Walmart, Inc.	170,393	16,802,454

Household Products – 1.5%
Procter & Gamble Co. (The)	38,699	6,727,434

		29,241,713

Utilities – 4.4%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	105,726	11,212,242

Multi-Utilities – 2.0%
Ameren Corp.	88,768	9,015,278

		20,227,520

Materials – 3.8%
Chemicals – 3.8%
Corteva, Inc.	126,485	7,966,025
LyondellBasell Industries NV - Class A	121,892	9,364,963

		17,330,988

Real Estate – 3.7%
Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	41,269	4,081,092

Industrial REITs – 1.1%
Rexford Industrial Realty, Inc.	122,778	5,073,187

Office REITs – 0.7%
COPT Defense Properties	109,945	2,971,813

Specialized REITs – 1.0%
Digital Realty Trust, Inc.	29,893	4,672,874

		16,798,966

Total Common Stocks (cost $345,828,346)		454,360,551

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $395,558)	395,558	$395,558

Total Investments – 99.9% (cost $346,223,904)(e)		454,756,109
Other assets less liabilities – 0.1%		244,073

Net Assets – 100.0%		$455,000,182

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,472,622 and gross unrealized depreciation of investments was $(7,940,417), resulting in net unrealized appreciation of $108,532,205.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Large Cap Value Fund

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$454,360,551	$—	$—	$454,360,551
Short-Term Investments	395,558	—	—	395,558

Total Investments in Securities	454,756,109	—	—	454,756,109
Other Financial Instruments(b)	—	—	—	—

Total	$454,756,109	$—	$—	$454,756,109

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$686	$31,206	$31,496	$396	$12